SouthTrust
                                                            FUNDS

                                                   TREASURY OBLIGATIONS
                                                      MONEY MARKET FUND

                                                              BOND FUND
                                                            INCOME FUND

                                                       CORE EQUITY FUND

                                                         ANNUAL REPORT

                                                        APRIL 30, 1999

PRESIDENT'S MESSAGE

-------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Annual Report of the SouthTrust Funds for the fiscal year reporting period ended April 30, 1999. This report begins with an investment review of the economy and developments in the financial markets over the reporting period. Next, you'll find a complete listing of investments and financial statements for SouthTrust Treasury Obligations Money Market Fund, SouthTrust Bond Fund, SouthTrust Income Fund, and SouthTrust Core Equity Fund.

The highlights for each fund over the 12-month fiscal year reporting period are as follows:

SOUTHTRUST TREASURY OBLIGATIONS MONEY MARKET FUND

This portfolio of U.S. Treasury money market securities paid a dividend stream totaling $0.05 per share during the fiscal year. Total net assets in the fund reached $687.7 million at the end of the reporting period.*

SOUTHTRUST BOND FUND

This fund's diversified portfolio of high-quality corporate and government bonds paid income distributions totaling $0.56 per share, which contributed to a total return of 5.54% (1.82% if taking into account the fund's 3.50% maximum sales charge).** The fund also paid capital gains distributions totaling $0.18 per share. Total net assets in the fund reached $129.9 million at the end of the reporting period.

SOUTHTRUST INCOME FUND

SouthTrust Income Fund, a diversified portfolio of income-producing investments, paid dividends totaling $0.57 per share, which contributed to a total return of 5.58% (1.85% if taking into account the fund's 3.50% maximum sales charge).** Total net assets in the fund reached $52.4 million at the end of the reporting period.

SOUTHTRUST CORE EQUITY FUND

The fund's portfolio primarily consists of stocks with long-term growth potential issued by large, established, and well-managed companies that are leaders in their industries. During the reporting period, the fund produced a total return of 5.17% (0.43% if taking into account the fund's 4.50% maximum sales charge).** Contributing to the total return were $0.08 per share in dividends and $1.58 per share in capital gains. Total net assets in the fund reached $388.7 million at the end of the reporting period.

Thank you for pursuing your financial goals through the professional management and diversification of the SouthTrust Funds. We look forward to keeping you up-to-date on your progress.

Sincerely,

/s/ Edward C. Gonzales

Edward C. Gonzales
President
June 15, 1999

 * An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

** Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT REVIEW

-------------------------------------------------------------------------------

A year ago we started our investment review with, "It just keeps getting better!" This year we can probably say, "It doesn't get any better than this!" The surprising economic strength continues. In 1998 the economy grew at 3.9% while the consensus forecast at the start of the year was for 2.3% growth. At the beginning of 1999, the consensus growth forecast was for 2.4%, now estimates are rapidly closing in on 4% growth. Meanwhile, inflation has consistently surprised on the downside until April's reports, which may signal a bottoming in price gains. Nevertheless, the year-over-year rate of inflation remains subdued by historical standards. Given the ideal economic environment, the strength in stocks is not surprising.

ECONOMIC PERSPECTIVE

The current economic expansion should likely end up being the longest in history. First quarter 1999 GDP growth of 4.5%, far exceeded economists' expectations. Even the negative pressure of a skyrocketing trade deficit could not hold growth back. Evidence that Asia is on the mend and Latin America will avoid the worst have investors convinced that a global recovery is under way. Most individuals now believe that the Federal Reserve Board (the "Fed") has learned the secret of controlling the economy and that recessions are now reserved for the history books. Fed Chairman Greenspan is held in near godlike status by some investors. The rapid growth in money supply, until recently, would have scared economists, but during the past year it went almost unnoticed. The fact that consumers are spending more than they earn, resulting in a negative savings rate, might normally raise more than a few eyebrows. But, in the current environment, it is viewed as perfectly normal, with criticism reserved for the government statistic which doesn't count capital gains as income but does reflect dollars used to pay taxes.

While strong late-cycle growth normally causes cost-push and demand-pull pricing pressures, inflation has now declined in seven of the last eight years. Given the strength in the job market, with March unemployment having hit a generational low of 4.2% and April only moving up slightly to 4.3%, labor cost pressures should be expected. But, recent numbers show wage pressures to actually be declining! Oil prices have been on a tear, soaring from around $10 a barrel at year end to recent levels around $17 a barrel, but there has been only moderate follow-through to date in the inflation numbers. Even when the inflation statistics fully reflect the higher energy costs, the focus will probably shift to core inflation, which doesn't consider food and energy. While inflation almost has to pick up during 1999, investor concerns appear to exceed visible inflationary pressures, at least as of this time.

Fed actions, or lack thereof, may likely prove to be the most important economic event of 1999. The surprising economic strength and strong stock market have many investors convinced that the Fed will tighten interest rates before the end of the year. The futures market now reflects the probability of at least one Fed tightening this year. Our current forecast is that the Fed remains on hold, until there is evidence that the balance between growth and inflation that presently exists is in jeopardy. Heavy debt loads coupled with the wealth impact, where consumer spending is more reliant on the stock market than ever before, will likely result in the economy slowing on its own. The current torrid pace of economic growth, fueled by an optimistic consumer and business spending in preparation for the year 2000, looks to be self- correcting. Only a surprisingly strong global economic recovery would be likely to change our outlook.

FIXED INCOME MARKET REVIEW

Bonds have reflected the full brunt of investor concerns about the surprising economic strength and change in Fed status to having a bias towards tightening. The 30-year U.S. Treasury Bond hit a record low yield of 4.7%

last October and by the end of April 1999 was very close to 5.7% and heading higher. Over the past year, the yield on the long Treasury bond has had two moves, first from over 6% last April to the 4.7% in October and now back towards 6%. The question is whether the long bull market for U.S. bonds that began in 1982 is over. Many top fixed-income managers have already proclaimed that the game has changed!

As long as we believe the economy will slow on its own without the Fed tightening, it's hard to get too worried about bonds. With long Treasury yields moving towards 6%, we believe the current market adequately reflects the risks of a Fed tightening and growing inflationary pressures. We believe bonds will most likely move in lock step with the stock market. During periods when investors become worried about stocks, it's logical to expect money to flow into bonds and yields to fall. Bonds possess a relatively attractive real yield of 4% over inflation and provide a nice balance to any potential speculative excesses in the stock market. A significant correction in the stock market could cause a sharp rally in bond prices. Bonds' function of reducing the risk of stocks in a balanced portfolio makes as much sense now, if not more, than it has historically.

Our family of funds includes fixed-income offerings designed to meet a variety of needs. The investment objective of the SOUTHTRUST BOND FUND is to provide a level of total return consistent with a portfolio of high-quality debt securities. The weighted-average maturity of the fund's holdings will generally be between 5 to 10 years, but may be longer when bonds are considered to be particularly attractive. The fund's average maturity is adjusted based upon anticipated market conditions. Currently, the targeted duration of the fund is near its benchmark as interest rates move higher. Our strategy was to extend the portfolio's duration when we anticipated the economy slowing. Purchases focused on high-quality securities including mortgage-backed securities and federal agencies.

Meanwhile, the SOUTHTRUST INCOME FUND invests in short and intermediate maturity bonds and notes with an investment objective of providing current income. The fund pursues this objective while attempting to minimize principal volatility. The fund invests in a portfolio of high-quality debt securities with a weighted-average maturity of 1.5 to 5 years. The Fund is closely mirroring its benchmark duration. During the reporting period, fund purchases tended to emphasize mortgage-backed securities, federal agencies and high-quality corporates, while focusing on maximizing income.

For those desiring income and safety without price volatility, the objective of the SOUTHTRUST TREASURY OBLIGATIONS MONEY MARKET FUND is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The fund invests solely in direct obligations of the U.S. Treasury, consisting of Treasury bills and notes and repurchase agreements collateralized by direct Treasury obligations. All securities acquired have remaining maturities of thirteen months or less, and the dollar-weighted average portfolio maturity of the fund will not exceed 90 days. The yield of the fund is affected by changes in short-term interest rates. Fund investments focus on limiting volatility from the effects of the approaching new millennium.

EQUITY REVIEW

While last year's April-to-October correction was worse than during the 1987 bear market for the average stock, it ended quietly. The rally that started last October has moved stock prices consistently higher with nothing more than periodic slowdowns. The S&P 500 Index ("S&P 500")* has advanced from the mid-900 level last October to the mid-1300 level this April. The six-month gain of over 40% is something rarely seen in the past, except at

* The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stock's representing all major industries. Investments cannot be made in an index.

the start of a new bull market. While this bull market is unprecedented in its durability, internally the market has undergone some very important changes. In last year's fourth quarter move, a broad list of stocks showed strength. But by year-end, the nifty twenty mega-cap growth stocks that led the way for most of 1998 had resumed command. In the first quarter of 1999, new annual lows dramatically exceeded new highs on a daily basis, yet the large cap indexes hit record high after record high. By March, the mega-cap growth leaders looked more expensive relative to the rest of the market than the "nifty fifty" did in the early 1970's. With most stocks actually down in price during the first calendar quarter of 1999, the S&P 500 returned 5.0%, the entire gain coming from just 18 stocks! Two stocks, America Online and Microsoft, represented over 37% of the S&P 500's total return!

By April of this year, we were seeing any number of reasons for caution. Unparalleled speculation in internet stocks, extremely narrow market leadership, and investors appearing to ignore any fundamental valuation to buy the mega-cap growth leaders, were just several of the many warning signs. As a general rule, old bull markets need a bear market or at least a significant correction before leadership changes. In April of this year something very unusual appeared to have happened. The growth stock leaders started to undergo meaningful corrections while basic industry stocks surged. Along with the basic industry stocks, a broad list of value and even mid-cap stocks started to perform significantly better than the S&P 500. If this move proves sustainable, the vast majority of stocks that fared so poorly during last year's correction and whose valuations look dirt cheap relative to the mega- cap growth stock leaders could keep this bull market going for some time. The strength currently being experienced by the broad market is by far the healthiest alternative for stock investors we can envision, and at least for now it looks to be sustainable.

Your SOUTHTRUST CORE EQUITY FUND has had a very difficult year. Our style of buying stocks in industry-leading companies with earnings growth prospects well in excess of the average, but only when they are selling at valuations well below that of the average stock, led us to be out of favor. The fact that we stuck by our historically successful disciplines did not help performance. Many mutual fund managers appear to have given in to the relentless success of momentum investing and gave up on their past disciplines! Many managers now readily acknowledge that they index up to 80% of their portfolios in order to stay close to their target of the S&P 500. We believe this pursuit of short-term performance may prove extremely risky and the S&P 500 target may not prove as attractive over the next several years as most investors think.

Recent action in the stock market and the April performance of the SOUTHTRUST CORE EQUITY FUND gives us reason to believe that rational minds are beginning to prevail. Our commitment remains to buying above-average companies, with strong earnings growth, when their stocks are selling at attractive valuations. As we have said before, historically, companies with these characteristics have performed very well in the equity market, and we have no doubt they will again. It is only logical to expect last year's growth stock leaders to be able to generate short periods of strength. But, last year's record outperformance by growth managers over value managers and the resulting significant valuation extremes for the mega-cap leaders and internet stocks are not sustainable! We believe the stage has been set for value managers and fundamentally attractively valued stocks to lead the market. Numerous academic studies support the long-term advantage of value stocks over growth stocks. Many of the arguments currently being used to justify the lofty valuations of growth stocks are the same ones provided in the early 1970's for the "nifty fifty." The holdings in our SOUTHTRUST CORE EQUITY FUND have a significant valuation advantage, are fundamentally strong companies and possess excellent growth prospects, all factors which give us reason to be optimistic on our value style in 1999. Thank you for your continued vote of confidence.

SOUTHTRUST BOND FUND

-------------------------------------------------------------------------------
              GROWTH OF $10,000 INVESTED IN SOUTHTRUST BOND FUND

   The graph below illustrates the hypothetical investment of $10,000 in the SouthTrust Bond Fund (the "Fund") from May 8, 1992 (start of performance) to

         April 30, 1999, compared to the Lehman Brothers Intermediate
                 Government/Corporate Index ("LBIG/C") and the

            Lehman Brothers Government/Corporate Index ("LBG/C").+

[Graphic Representation Omitted.  Please see Appendix A1.]

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * Represents a hypothetical investment of $10,000 in the Fund after deducting the former maximum sales charge of 4.00% ($10,000 investment minus $400 sales charge = $9,600). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBIG/C and the LBG/C have been adjusted to reflect reinvestment of dividends on securities in the indexes.

 + The LBIG/C and the LBG/C are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged. The Fund has elected to change its benchmark index from the LBIG/C to the LBG/C. The LBG/C is more representative of the securities in which the Fund invests.

++ Total return quoted reflects all applicable sales charges. The total returns and graph above are based on the original sales charge of 4.00%. On March 1, 1996, the sales charge on the SouthTrust Bond Fund changed to 3.50%.

SOUTHTRUST INCOME FUND

-------------------------------------------------------------------------------
             GROWTH OF $10,000 INVESTED IN SOUTHTRUST INCOME FUND

   Thegraph below illustrates the hypothetical investment of $10,000 in the SouthTrust Income Fund (the "Fund") from January 10, 1996 (start of performance) to April 30, 1999, compared to the Merrill Lynch Corporate/Government 1-5 Year Index ("MLC/G 1-5").+

            [Graphic Representation Omitted. Please see Appendix A2.]

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 3.50% ($10,000 investment minus $350 sales charge = $9,650). The Fund's performance assumes the reinvestment of all dividends and distributions. The MLC/G 1-5 has been adjusted to reflect reinvestment of dividends on securities in the index.

 + The MLC/G 1-5 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

++  Total return quoted reflects all applicable sales charges.

SOUTHTRUST CORE EQUITY FUND

-------------------------------------------------------------------------------
           GROWTH OF $10,000 INVESTED IN SOUTHTRUST CORE EQUITY FUND

   Thegraph below illustrates the hypothetical investment of $10,000 in the SouthTrust Core Equity Fund (the "Fund") from May 8, 1992 (start of performance) to April 30, 1999, compared to the Standard & Poor's 500 Index
                                 ("S&P 500").+

[Graphic Representation Omitted.  Please see Appendix A3.]

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect re-investment of dividends on securities in the index.

 + The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

++ Total return quoted reflects all applicable sales charges. The total returns and graph above are based on the original sales charge of 4.50%. On March 1, 1996, the sales charge for SouthTrust Core Equity Fund changed to 3.50%. Effective July 1, 1996, the sales charge for SouthTrust Core Equity was changed back to 4.50%.

SOUTHTRUST TREASURY OBLIGATIONS MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS

APRIL 30, 1999

-------------------------------------------------------------------------------

  PRINCIPAL

    AMOUNT                                                          VALUE

 ------------ ------------------------------------------------   ------------
 U.S. TREASURY OBLIGATIONS--7.2%

 -------------------------------------------------------------
              U.S. TREASURY BILLS--7.2%

              ------------------------------------------------
 $ 25,000,000 (c)4.520%, 5/27/1999                               $ 24,921,007
              ------------------------------------------------
   25,000,000 (c)4.550%, 6/3/1999                                  24,904,094
              ------------------------------------------------   ------------
              TOTAL U.S. TREASURY OBLIGATIONS                      49,825,101

              ------------------------------------------------   ------------
 (A) REPURCHASE AGREEMENTS--93.1%

 -------------------------------------------------------------
   66,000,000 Donaldson, Lufkin and Jenrette Securities Corp.,
              4.800%, dated 4/29/1999, due 5/3/1999                66,000,000

              ------------------------------------------------
  188,839,000 Greenwich Capital Markets, Inc., 4.880%, dated
              4/30/1999, due 5/3/1999                             188,839,000

              ------------------------------------------------
   65,000,000 Lehman Brothers, Inc., 4.810%, dated 4/29/1999,
              due 5/3/1999                                         65,000,000

              ------------------------------------------------
  160,000,000 State Street Corp., 4.770%, dated 4/29/1999, due
              5/3/1999                                            160,000,000

              ------------------------------------------------
  160,000,000 Warburg Securities, 4.810%, dated 4/29/1999, due
              5/3/1999                                            160,000,000

              ------------------------------------------------   ------------
              TOTAL REPURCHASE AGREEMENTS                         639,839,000

              ------------------------------------------------   ------------
              TOTAL INVESTMENTS (AT AMORTIZED COST)(B)           $689,664,101

              ------------------------------------------------   ------------

(a) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(b) Also represents cost for federal tax purposes.

(c) Yield at date of purchase.

Note: The categories of investments are shown as a percentage of net assets
      ($687,683,442) as of April 30, 1999.

(See Notes which are an integral part of the Financial Statements)

SOUTHTRUST BOND FUND
PORTFOLIO OF INVESTMENTS

APRIL 30, 1999

--------------------------------------------------------------------------------

 PRINCIPAL

   AMOUNT                                                            VALUE

 ---------- ---------------------------------------------------   ------------
 CORPORATE BONDS--32.5%

 --------------------------------------------------------------
            BANKING--3.7%

            ---------------------------------------------------
 $2,000,000 BB&T Corp., Sub. Note, 7.25%, 6/15/2007               $  2,090,194
            ---------------------------------------------------
  2,500,000 Bank of New York Co., Inc., Sub. Note, 8.50%,

            12/15/2004                                               2,771,298

            ---------------------------------------------------   ------------
            Total                                                    4,861,492

            ---------------------------------------------------   ------------
            CHEMICALS--3.1%

            ---------------------------------------------------
  2,000,000 Praxair, Inc., Note, 6.15%, 4/15/2003                    1,984,786
            ---------------------------------------------------
  2,000,000 Solutia, Inc., Note, 6.50%, 10/15/2002                   2,003,790
            ---------------------------------------------------   ------------
            Total                                                    3,988,576

            ---------------------------------------------------   ------------
            COMMERCIAL SERVICES--1.6%

            ---------------------------------------------------
  2,000,000 Equifax, Inc., Sr. Note, 6.50%, 6/15/2003                2,037,590
            ---------------------------------------------------   ------------
            CONSUMER NON-DURABLES--2.0%

            ---------------------------------------------------
  1,000,000 Philip Morris Cos., Inc., Unsecd. Note, 7.125%,
            12/1/1999                                                1,008,591
            ---------------------------------------------------
  1,500,000 Philip Morris Cos., Inc., Unsecd. Note, 7.125%,
            10/1/2004                                                1,557,861
            ---------------------------------------------------   ------------
            Total                                                    2,566,452

            ---------------------------------------------------   ------------
            CONSUMER SERVICES--2.3%

            ---------------------------------------------------
  3,000,000 Service Corp. International, Note, 6.30%, 3/15/2003      2,948,097

            ---------------------------------------------------   ------------
            FINANCIAL SERVICES--3.5%

            ---------------------------------------------------
  2,500,000 Ford Motor Credit Corp., Unsecd. Note, 7.75%,

            10/1/1999                                                2,524,755

            ---------------------------------------------------
  2,000,000 National Rural Utilities Cooperative Finance Corp.,
            Sr. Note, 6.75%, 9/1/2001                                2,045,162

            ---------------------------------------------------   ------------
            Total                                                    4,569,917

            ---------------------------------------------------   ------------
            PROCESS INDUSTRIES--4.1%

            ---------------------------------------------------
  5,000,000 Archer-Daniels-Midland Co., Deb., 7.125%, 3/1/2013       5,331,315

            ---------------------------------------------------   ------------
            TRANSPORTATION--2.3%

            ---------------------------------------------------
  2,000,000 CSX Transportation, Inc., Equip. Trust, 6.47%,
            6/15/2011                                                1,994,344
            ---------------------------------------------------
  1,000,000 Norfolk Southern Corp., Equip. Trust, Series C,
            7.75%, 8/15/2006                                         1,081,321
            ---------------------------------------------------   ------------
            Total                                                    3,075,665

            ---------------------------------------------------   ------------

SOUTHTRUST BOND FUND

--------------------------------------------------------------------------------

 PRINCIPAL

   AMOUNT                                                            VALUE

 ---------- ---------------------------------------------------   ------------
 CORPORATE BONDS--CONTINUED

 --------------------------------------------------------------
            UTILITIES--9.9%

            ---------------------------------------------------
 $5,000,000 BellSouth Telecommunications, Inc., Deb., 7.00%,
            10/1/2025                                             $  5,162,750
            ---------------------------------------------------
  2,000,000 GTE North, Inc., Deb., 5.65%, 11/15/2008                 1,926,718
            ---------------------------------------------------
    755,000 New Jersey Bell Telephone Co., Deb., 7.375%,

            6/1/2012                                                   765,960

            ---------------------------------------------------
  5,000,000 Pacific Bell, Note, 6.125%, 2/15/2008                    5,025,320
            ---------------------------------------------------   ------------
            Total                                                   12,880,748

            ---------------------------------------------------   ------------
            TOTAL CORPORATE BONDS (IDENTIFIED COST $46,577,497)     42,259,852

            ---------------------------------------------------   ------------
 GOVERNMENT AGENCIES--25.9%

 --------------------------------------------------------------
            FEDERAL HOME LOAN MORTGAGE CORPORATION--3.4%

            ---------------------------------------------------
  3,500,000 6.52%, 1/2/2002                                          3,596,379
            ---------------------------------------------------
    772,017 9.50%, 2/15/2020                                           813,889
            ---------------------------------------------------   ------------
            Total                                                    4,410,268

            ---------------------------------------------------   ------------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION--22.5%

            ---------------------------------------------------
  5,000,000 5.375%, 3/15/2002                                        4,998,515
            ---------------------------------------------------
  5,000,000 5.75%, 4/15/2003                                         5,029,770
            ---------------------------------------------------
  5,000,000 6.00%, 5/15/2008                                         5,047,560
            ---------------------------------------------------
  5,000,000 6.65%, Medium Term Note, 11/14/2007                      5,063,065
            ---------------------------------------------------
  2,000,000 6.65%, Unsecd. Note, 11/7/2007                           2,003,706
            ---------------------------------------------------
  5,000,000 8.00%, 7/25/2005                                         5,099,250
            ---------------------------------------------------
  2,000,000 8.50%, 2/1/2005                                          2,047,616
            ---------------------------------------------------   ------------
            Total                                                   29,289,482

            ---------------------------------------------------   ------------
            TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST

            $34,193,113)                                            33,699,750
            ---------------------------------------------------   ------------
 U.S. TREASURY OBLIGATIONS--35.6%

 --------------------------------------------------------------
            U.S. TREASURY BONDS--16.6%

            ---------------------------------------------------
  5,500,000 5.50%, 8/15/2028                                         5,231,875
            ---------------------------------------------------
  2,000,000 6.125%, 11/15/2027                                       2,065,626
            ---------------------------------------------------
  1,125,000 7.25%, 5/15/2004                                         1,221,328
            ---------------------------------------------------

SOUTHTRUST BOND FUND

-------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT

 OR SHARES                                                           VALUE

 ---------- ---------------------------------------------------   ------------
 U.S. TREASURY OBLIGATIONS--CONTINUED

 --------------------------------------------------------------
            U.S. TREASURY BONDS--CONTINUED

            ---------------------------------------------------
 $5,000,000 7.25%, 8/15/2022                                      $  5,818,750
            ---------------------------------------------------
  4,000,000 7.50%, 11/15/2016                                        4,685,000
            ---------------------------------------------------
  1,000,000 7.875%, 2/15/2021                                        1,234,063
            ---------------------------------------------------
  1,000,000 8.00%, 11/15/2021                                        1,253,750
            ---------------------------------------------------   ------------
            Total                                                   21,510,392

            ---------------------------------------------------   ------------
            U.S. TREASURY NOTES--19.0%

            ---------------------------------------------------
  5,000,000 5.50%, 1/31/2003                                         5,042,190
            ---------------------------------------------------
  2,000,000 6.25%, 10/31/2001                                        2,052,500
            ---------------------------------------------------
  2,000,000 6.25%, 2/15/2003                                         2,068,126
            ---------------------------------------------------
  2,000,000 6.375%, 3/31/2001                                        2,047,500
            ---------------------------------------------------
  2,000,000 6.375%, 9/30/2001                                        2,056,250
            ---------------------------------------------------
  3,000,000 6.50%, 5/15/2005                                         3,176,250
            ---------------------------------------------------
  1,500,000 6.50%, 8/15/2005                                         1,590,000
            ---------------------------------------------------
  3,000,000 6.625%, 5/15/2007                                        3,231,564
            ---------------------------------------------------
  1,000,000 7.25%, 8/15/2004                                         1,088,125
            ---------------------------------------------------
  1,125,000 7.50%, 2/15/2005                                         1,244,180
            ---------------------------------------------------
  1,000,000 8.00%, 5/15/2001                                         1,055,625
            ---------------------------------------------------   ------------
            Total                                                   24,652,310

            ---------------------------------------------------   ------------
            TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST
            $44,545,625)                                            46,162,702

            ---------------------------------------------------   ------------
 MUTUAL FUND--3.9%

 --------------------------------------------------------------
  5,066,720 AIM Short-Term Investment Co. Prime Portfolio (AT
            NET ASSET VALUE)                                         5,066,720

            ---------------------------------------------------   ------------
            TOTAL INVESTMENTS (IDENTIFIED COST $125,316,235)(A)   $127,189,024

            ---------------------------------------------------   ------------

(a) The cost of investments for investments for federal tax purposes amounts to $125,316,235. The net unrealized appreciation of investments on a federal tax basis amounts to $1,872,789 which is comprised of $3,412,455 appreciation and $1,539,666 depreciation as of April 30, 1999.

Note: The categories of investments are shown as a percentage of net assets
      ($129,895,574) as of April 30, 1999.

(See Notes which are an integral part of the Financial Statements)

SOUTHTRUST INCOME FUND
PORTFOLIO OF INVESTMENTS

APRIL 30, 1999

--------------------------------------------------------------------------------

 PRINCIPAL

   AMOUNT                                                             VALUE

 ---------- ----------------------------------------------------   -----------
 CORPORATE BONDS--42.5%

 ---------------------------------------------------------------
            BANKING--2.0%

            ----------------------------------------------------
 $1,000,000 NationsBank Corp., Sub. Note, 6.875%, 2/15/2005        $ 1,032,343
            ----------------------------------------------------   -----------
            CHEMICALS--3.8%

            ----------------------------------------------------
  1,000,000 Praxair, Inc., Note, 6.15%, 4/15/2003                      992,393
            ----------------------------------------------------
  1,000,000 Solutia, Inc., Note, 6.50%, 10/15/2002                   1,001,895
            ----------------------------------------------------   -----------
            Total                                                    1,994,288

            ----------------------------------------------------   -----------
            CONSUMER NON-DURABLES--3.0%

            ----------------------------------------------------
  1,000,000 Philip Morris Cos., Inc., Note, 7.625%, 5/15/2002        1,043,190

            ----------------------------------------------------
    500,000 Procter & Gamble Co., Deb., 8.70%, 8/1/2001                534,314
            ----------------------------------------------------   -----------
            Total                                                    1,577,504

            ----------------------------------------------------   -----------
            CONSUMER SERVICES--3.8%

            ----------------------------------------------------
  1,000,000 Service Corp. International, Note, 6.30%, 3/15/2003        982,699

            ----------------------------------------------------
  1,000,000 Service Corp. International, Note, 6.375%, 10/1/2000       999,682

            ----------------------------------------------------   -----------
            Total                                                    1,982,381

            ----------------------------------------------------   -----------
            ENERGY--5.6%

            ----------------------------------------------------
  1,000,000 Amoco Corp., Company Guarantee, 6.25%, 10/15/2004        1,021,264

            ----------------------------------------------------
  1,802,133 Chevron Corp., Deb., 8.11%, 12/1/2004                    1,919,164
            ----------------------------------------------------   -----------
            Total                                                    2,940,428

            ----------------------------------------------------   -----------
            ENTERTAINMENT--1.8%

            ----------------------------------------------------
  1,000,000 Disney (Walt) Co., Bond, 5.125%, 12/15/2003                974,954
            ----------------------------------------------------   -----------
            FINANCIAL SERVICES--13.3%

            ----------------------------------------------------
  1,000,000 Ford Motor Credit Corp., Note, 6.375%, 10/6/2000         1,012,559

            ----------------------------------------------------
  1,000,000 Ford Motor Credit Corp., Unsecd. Note, 8.20%,

            2/15/2002                                                1,061,153

            ----------------------------------------------------
  1,000,000 General Motors Acceptance Corp., Note, 6.625%,
            10/1/2002                                                1,019,983
            ----------------------------------------------------
  1,000,000 General Motors Acceptance Corp., Sr. Note, 6.625%,
            1/10/2002                                                1,019,467

            ----------------------------------------------------
  1,000,000 IBM Credit Corp., Note, 6.80%, 5/22/2001                 1,000,550
            ----------------------------------------------------

SOUTHTRUST INCOME FUND

--------------------------------------------------------------------------------

 PRINCIPAL

   AMOUNT                                                              VALUE

 ---------- -----------------------------------------------------   -----------
 CORPORATE BONDS--CONTINUED

 ----------------------------------------------------------------
            FINANCIAL SERVICES--CONTINUED

            -----------------------------------------------------
 $1,000,000 Merrill Lynch & Co., Inc., Note, 8.375%, 2/9/2000       $ 1,021,038
            -----------------------------------------------------
    850,000 Sears Roebuck Acceptance Corp., Note, Series MTN2,
            6.86%, 8/6/2001                                             866,412
            -----------------------------------------------------   -----------
            Total                                                     7,001,162

            -----------------------------------------------------   -----------
            MANUFACTURING--1.9%

            -----------------------------------------------------
  1,000,000 Sony Corp., Bond, 6.125%, 3/4/2003                        1,009,900
            -----------------------------------------------------   -----------
            RETAIL--1.0%

            -----------------------------------------------------
    500,000 Dillard Department Stores, Inc., Note, 7.375%,

            6/15/1999                                                   500,877

            -----------------------------------------------------   -----------
            UTILITIES--6.3%

            -----------------------------------------------------
  1,000,000 SBC Communications, Inc., Deb., 6.50%, 7/1/2003             996,657
            -----------------------------------------------------
  1,000,000 U.S. West Communications, Inc., Unsecd. Note, 6.375%,
            10/15/2002                                                1,021,627

            -----------------------------------------------------
  1,275,000 Washington Gas Light Co., 1st Mtg. Bond, 8.75%,
            7/1/2019                                                  1,280,563
            -----------------------------------------------------   -----------
            Total                                                     3,298,847

            -----------------------------------------------------   -----------
            TOTAL CORPORATE BONDS (IDENTIFIED COST $22,239,140)      22,312,684

            -----------------------------------------------------   -----------
 GOVERNMENT AGENCIES--26.3%

 ----------------------------------------------------------------
            FEDERAL HOME LOAN BANK--3.9%

            -----------------------------------------------------
  2,000,000 7.00%, 11/13/2007                                         2,019,908
            -----------------------------------------------------   -----------
            FEDERAL HOME LOAN MORTGAGE CORPORATION--4.1%

            -----------------------------------------------------
    928,429 6.50%, 1/15/2006                                            939,005
            -----------------------------------------------------
  1,000,000 6.50%, 9/15/2021                                          1,002,180
            -----------------------------------------------------
    190,903 7.00%, 8/1/2003                                             193,476
            -----------------------------------------------------   -----------
            Total                                                     2,134,661

            -----------------------------------------------------   -----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION--18.3%

            -----------------------------------------------------
  1,207,405 6.50%, 8/1/2013                                           1,220,167
            -----------------------------------------------------
  1,775,000 6.59%, 5/16/2002                                          1,827,895
            -----------------------------------------------------
  1,000,000 6.60%, 5/1/2008                                             996,583
            -----------------------------------------------------
  1,000,000 6.65%, 11/7/2007                                          1,001,853
            -----------------------------------------------------

SOUTHTRUST INCOME FUND

--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT

 OR SHARES                                                             VALUE

 ---------- -----------------------------------------------------   -----------
 GOVERNMENT AGENCIES--CONTINUED

 ----------------------------------------------------------------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION--CONTINUED

            -----------------------------------------------------
 $1,000,000 6.65%, 11/14/2007                                       $ 1,012,613
            -----------------------------------------------------
  1,000,000 6.97%, 10/30/2007                                         1,003,912
            -----------------------------------------------------
  1,000,000 7.05%, 2/12/2007                                          1,027,990
            -----------------------------------------------------
  1,500,000 8.00%, 7/25/2005                                          1,529,775
            -----------------------------------------------------   -----------
            Total                                                     9,620,788

            -----------------------------------------------------   -----------
            TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST

            $13,906,905)                                             13,775,357
            -----------------------------------------------------   -----------
 U.S. TREASURY OBLIGATIONS--23.1%

 ----------------------------------------------------------------
            U.S. TREASURY BOND--2.1%

            -----------------------------------------------------
  1,000,000 7.25%, 5/15/2004                                          1,085,625
            -----------------------------------------------------   -----------
            U.S. TREASURY NOTES--21.0%

            -----------------------------------------------------
  1,250,000 6.25%, 8/31/2000                                          1,269,922
            -----------------------------------------------------
  1,000,000 6.375%, 1/15/2000                                         1,010,313
            -----------------------------------------------------
  1,000,000 6.375%, 3/31/2001                                         1,023,750
            -----------------------------------------------------
  1,000,000 6.50%, 8/31/2001                                          1,030,000
            -----------------------------------------------------
  1,500,000 6.875%, 3/31/2000                                         1,526,719
            -----------------------------------------------------
  1,000,000 7.125%, 2/29/2000                                         1,018,125
            -----------------------------------------------------
  1,000,000 7.50%, 10/31/1999                                         1,013,125
            -----------------------------------------------------
  1,000,000 7.50%, 11/15/2001                                         1,055,625
            -----------------------------------------------------
  1,000,000 7.75%, 2/15/2001                                          1,045,625
            -----------------------------------------------------
  1,000,000 8.00%, 8/15/1999                                          1,009,688
            -----------------------------------------------------   -----------
            Total                                                    11,002,892

            -----------------------------------------------------   -----------
            TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST
            $11,996,211)                                             12,088,517

            -----------------------------------------------------   -----------
 MUTUAL FUND--3.5%

 ----------------------------------------------------------------
  1,852,604 AIM Short-Term Investment Co. Prime Portfolio (AT NET
            ASSET VALUE)                                              1,852,604
            -----------------------------------------------------   -----------

SOUTHTRUST INCOME FUND

-------------------------------------------------------------------------------

 PRINCIPAL

   AMOUNT                                                           VALUE

 ---------- --------------------------------------------------   -----------
 COMMERCIAL PAPER--2.9%

 -------------------------------------------------------------
 $1,500,000 General Electric Capital Corp., 4.76%, 5/6/99
            (AMORTIZED COST $1,500,000)                          $ 1,500,000
            --------------------------------------------------   -----------
            TOTAL INVESTMENTS (IDENTIFIED COST $51,494,860)(A)   $51,529,162

            --------------------------------------------------   -----------

(a) The cost of investments for federal tax purposes amounts to $51,494,860. The net unrealized appreciation of investments on a federal tax basis amounts to $34,302 which is comprised of $377,511 appreciation and $343,209 depreciation as of April 30, 1999.

Note: The categories of investments are shown as a percentage of net assets
      ($52,445,506) as of April 30, 1999.

(See Notes which are an integral part of the Financial Statements)

SOUTHTRUST CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS

APRIL 30, 1999

--------------------------------------------------------------------------------

   SHARES                                              VALUE

 ----------- ------------------------------------   ------------
 COMMON STOCKS--94.5%

 ------------------------------------------------
             BASIC MATERIALS--1.6%

             ------------------------------------
     185,000 Lafarge Corp.                          $  6,255,312
             ------------------------------------   ------------
             CAPITAL GOODS--12.9%

             ------------------------------------
     170,000 Allied-Signal, Inc.                       9,987,500
             ------------------------------------
      87,500 Honeywell, Inc.                           8,290,625
             ------------------------------------
     220,000 Ingersoll-Rand Co.                       15,221,250
             ------------------------------------
      70,300 (a)Jacobs Engineering Group, Inc.         2,772,456

             ------------------------------------
      51,000 United Technologies Corp.                 7,388,625
             ------------------------------------
     265,100 (a)Wolverine Tube, Inc.                   6,693,775
             ------------------------------------   ------------
             Total                                    50,354,231

             ------------------------------------   ------------
             CONSUMER CYCLICAL--13.6%

             ------------------------------------
     315,000 Deluxe Corp.                             10,906,875
             ------------------------------------
     140,000 (a)Federated Department Stores, Inc.      6,536,250

             ------------------------------------
     225,000 (a)Jones Apparel Group, Inc.              7,425,000
             ------------------------------------
     205,000 Masco Corp.                               6,021,875
             ------------------------------------
     146,200 (a)Meadowcraft, Inc.                      1,032,538
             ------------------------------------
     465,000 (a)Office Depot, Inc.                    10,230,000
             ------------------------------------
     150,000 (a)School Specialty, Inc.                 2,831,250
             ------------------------------------
     250,000 Sherwin-Williams Co.                      7,781,250
             ------------------------------------   ------------
             Total                                    52,765,038

             ------------------------------------   ------------
             CONSUMER STAPLES--8.1%

             ------------------------------------
     279,300 Dial Corp.                                9,496,200
             ------------------------------------
     200,000 PepsiCo, Inc.                             7,387,500
             ------------------------------------
     210,000 Philip Morris Cos., Inc.                  7,363,125
             ------------------------------------
     335,000 Sara Lee Corp.                            7,453,750
             ------------------------------------   ------------
             Total                                    31,700,575

             ------------------------------------   ------------

SOUTHTRUST CORE EQUITY FUND

--------------------------------------------------------------------------------

   SHARES                                               VALUE

 ----------- -------------------------------------   ------------
 COMMON STOCKS--CONTINUED

 -------------------------------------------------
             ENERGY--8.7%

             -------------------------------------
     240,000 Coastal Corp.                           $  9,180,000
             -------------------------------------
     185,000 Halliburton Co.                            7,885,625
             -------------------------------------
     200,000 Transocean Offshore, Inc.                  5,937,500
             -------------------------------------
     350,000 USX Marathon                              10,937,500
             -------------------------------------   ------------
             Total                                     33,940,625

             -------------------------------------   ------------
             FINANCE--13.2%

             -------------------------------------
     167,400 Ace, Ltd.                                  5,063,850
             -------------------------------------
      65,000 American International Group, Inc.         7,633,437

             -------------------------------------
      97,000 Bank of America Corp.                      6,984,000
             -------------------------------------
     165,000 Bank of New York Co., Inc.                 6,600,000
             -------------------------------------
     110,000 Chase Manhattan Corp.                      9,102,500
             -------------------------------------
     119,000 Federal National Mortgage Association      8,441,562

             -------------------------------------
     102,500 SunTrust Banks, Inc.                       7,328,750
             -------------------------------------   ------------
             Total                                     51,154,099

             -------------------------------------   ------------
             HEALTHCARE--11.1%

             -------------------------------------
      92,000 American Home Products Corp.               5,612,000
             -------------------------------------
     168,000 Bristol-Myers Squibb Co.                  10,678,500
             -------------------------------------
     600,000 (a)HEALTHSOUTH, Corp.                      8,062,500
             -------------------------------------
      90,000 Johnson & Johnson                          8,775,000
             -------------------------------------
      72,000 Merck & Co., Inc.                          5,058,000
             -------------------------------------
     206,400 (a)Tenet Healthcare Corp.                  4,876,200
             -------------------------------------   ------------
             Total                                     43,062,200

             -------------------------------------   ------------
             MISCELLANEOUS--1.4%

             -------------------------------------
     470,000 (a)Modis Professional Services, Inc.       5,434,375

             -------------------------------------   ------------
             TECHNOLOGY--18.5%

             -------------------------------------
     300,000 Compaq Computer Corp.                      6,693,750
             -------------------------------------
      80,000 (a)Computer Sciences Corp.                 4,765,000
             -------------------------------------
     225,000 Diebold, Inc.                              5,414,063
             -------------------------------------

SOUTHTRUST CORE EQUITY FUND

-------------------------------------------------------------------------------

  SHARES OR

  PRINCIPAL

    VALUE                                                             VALUE

 ----------- ---------------------------------------------------   ------------
 COMMON STOCKS--CONTINUED

 ---------------------------------------------------------------
             TECHNOLOGY--CONTINUED

             ---------------------------------------------------
      50,000 Electronic Data Systems Corp.                         $  2,687,500
             ---------------------------------------------------
     145,000 First Data Corp.                                         6,153,437
             ---------------------------------------------------
     225,000 Harris Corp.                                             7,776,563
             ---------------------------------------------------
      64,000 Hewlett-Packard Co.                                      5,048,000
             ---------------------------------------------------
      96,000 Intel Corp.                                              5,874,000
             ---------------------------------------------------
      60,000 International Business Machines Corp.                   12,551,250
             ---------------------------------------------------
     166,000 (a)Sun Microsystems, Inc.                                9,928,875
             ---------------------------------------------------
     250,000 (a)Symantec Corp.                                        4,968,750
             ---------------------------------------------------   ------------
             Total                                                   71,861,188

             ---------------------------------------------------   ------------
             TELECOMMUNICATION SERVICES--5.4%

             ---------------------------------------------------
      95,000 Bell Atlantic Corp.                                      5,474,375
             ---------------------------------------------------
     138,000 GTE Corp.                                                9,237,375
             ---------------------------------------------------
      59,800 Sprint Corp.                                             6,133,238
             ---------------------------------------------------   ------------
             Total                                                   20,844,988

             ---------------------------------------------------   ------------
             TOTAL COMMON STOCKS (IDENTIFIED COST $263,781,060)     367,372,631

             ---------------------------------------------------   ------------
 MUTUAL FUNDS--2.3%

 ---------------------------------------------------------------
   9,144,931 AIM Short-Term Investment Co. Prime Portfolio (AT
             NET ASSET VALUE)                                         9,144,931

             ---------------------------------------------------   ------------
 REPURCHASE AGREEMENTS--3.9%

 ---------------------------------------------------------------
 $ 5,000,000 Morgan Stanley Group, Inc., 4.68%, dated 4/27/1999,
             due 5/4/1999                                             5,000,000
             ---------------------------------------------------
  10,000,000 Morgan Stanley Group, Inc., 4.75%, dated 4/29/1999, due 5/4/1999
             10,000,000

             ---------------------------------------------------   ------------
             TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)         15,000,000

             ---------------------------------------------------   ------------
             TOTAL INVESTMENTS (IDENTIFIED COST $287,925,991)(B)   $391,517,562

             ---------------------------------------------------   ------------

(a)Non-income producing security.

(b) The cost of investments for federal tax purposes amounts to $287,925,991. The net unrealized appreciation of investments on a federal tax basis amounts to $103,591,571 which is comprised of $115,590,079 appreciation and $11,998,508 depreciation at April 30, 1999.

Note: The categories of investments are shown as a percentage of net assets
      ($388,731,283) at April 30, 1999.

The following acronym is used throughout this portfolio
ADR--American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)

SOUTHTRUST FUNDS
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1999

--------------------------------------------------------------------------------

                            TREASURY
                          OBLIGATIONS

                             MONEY         BOND          INCOME       CORE EQUITY
                          MARKET FUND      FUND           FUND            FUND

------------------------  ------------ ------------    -----------    ------------

ASSETS:

------------------------
Investments in

repurchase agreements     $639,839,000 $     --        $    --        $ 15,000,000
------------------------
Investments in

securities                  49,825,101  127,189,024     51,529,162     376,517,562
------------------------  ------------ ------------    -----------    ------------
 Total investments in

  securities, at value    $689,664,101 $127,189,024    $51,529,162    $391,517,562
------------------------  ------------ ------------    -----------    ------------
Cash                                16       66,016        --              --
------------------------
Income receivable              171,636    2,043,760        864,067         237,664
------------------------
Receivable for

investments sold               --           --             --            3,915,279
------------------------
Receivable for shares

sold                           --           821,539        160,151          80,276
------------------------
Deferred organizational

costs                          --           --               5,764         --
------------------------  ------------ ------------    -----------    ------------
 Total assets              689,835,753  130,120,339     52,559,144     395,750,781
------------------------  ------------ ------------    -----------    ------------
LIABILITIES:

------------------------
Payable for investments

purchased                      --           --             --            6,099,092
------------------------
Payable for shares

redeemed                       --           121,620          4,727         827,074
------------------------
Payable to Bank                --           --              58,813          41,600
------------------------
Income distribution

payable                      2,092,545      --             --              --
------------------------
Accrued expenses                59,766      103,145         50,098          51,732
------------------------  ------------ ------------    -----------    ------------
 Total liabilities           2,152,311      224,765        113,638       7,019,498
------------------------  ------------ ------------    -----------    ------------
NET ASSETS CONSIST OF:

------------------------
Paid in capital            687,683,442  128,272,471     53,896,376     273,036,266
------------------------
Net unrealized
appreciation of

investments                    --         1,872,789         34,302     103,591,571
------------------------
Accumulated net realized
gain (loss) on

investments                    --          (332,346)    (1,521,437)     12,026,938
------------------------
Undistributed net

investment income              --            82,660         36,265          76,508
------------------------  ------------ ------------    -----------    ------------
 Total Net Assets         $687,683,442 $129,895,574    $52,445,506    $388,731,283
------------------------  ------------ ------------    -----------    ------------
Shares Outstanding         687,683,442   12,688,887      5,359,923      21,722,280
------------------------  ------------ ------------    -----------    ------------
NET ASSET VALUE PER

SHARE:

(Net Assets / Shares

Outstanding)              $       1.00 $      10.24    $      9.78    $      17.90
------------------------  ------------ ------------    -----------    ------------
Offering Price Per

Share(a)                       --      $      10.61(b) $     10.13(b) $      18.74(c)
------------------------  ------------ ------------    -----------    ------------
Redemption Proceeds Per

Share(a)                       --      $      10.14(d) $      9.68(d) $      17.72(d)
------------------------  ------------ ------------    -----------    ------------
Investments, at

identified cost                --       125,316,235     51,494,860     287,925,991
------------------------  ------------ ------------    -----------    ------------
Investments, at tax cost       --       125,316,235     51,494,860     287,925,991
------------------------  ------------ ------------    -----------    ------------

(a)See "How to Purchase, Exchange and Redeem Shares" in the prospectus.
(b)Computation of offering price: 100 / 96.5 of net asset value.
(c)Computation of offering price: 100 / 95.5 of net asset value.
(d)Computation of redemption proceeds: 99 / 100 of net asset value.

(See Notes which are an integral part of the Financial Statements)

SOUTHTRUST FUNDS
STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 1999

--------------------------------------------------------------------------------

                              TREASURY
                            OBLIGATIONS

                            MONEY MARKET     BOND        INCOME    CORE EQUITY
                                FUND         FUND         FUND        FUND

--------------------------  ------------  -----------  ----------  -----------
INVESTMENT INCOME:

--------------------------
Dividends                   $     --      $     --     $    --     $ 4,703,668
--------------------------
Interest                     32,191,164     7,584,751   2,966,111      426,995
--------------------------  -----------   -----------  ----------  -----------
 Total income                32,191,164     7,584,751   2,966,111    5,130,663
--------------------------  -----------   -----------  ----------  -----------
EXPENSES:

--------------------------
Investment advisory fee       3,148,280       746,243     273,245    2,779,844
--------------------------
Administrative personnel

and services fee                673,714       133,295      99,999      396,862
--------------------------
Custodian fees                   40,686        12,095       4,293       36,093
--------------------------
Transfer and dividend
disbursing agent fees and

expenses                         40,281        31,578      34,676       23,033
--------------------------
Directors'/Trustees' fees        12,960         4,959         461        7,470
--------------------------
Auditing fees                    10,674         8,612      13,049        7,413
--------------------------
Legal fees                        7,043         6,156       6,321        3,763
--------------------------
Portfolio accounting fees        94,921        58,647      56,981       66,730
--------------------------
Share registration costs         34,392        18,572      22,211       25,662
--------------------------
Printing and postage              8,000         5,432       3,623       11,395
--------------------------
Insurance premiums                4,056         1,244       1,134        4,500
--------------------------
Miscellaneous                     8,741        14,473      13,520        6,670
--------------------------  -----------   -----------  ----------  -----------
 Total expenses               4,083,748     1,041,311     529,513    3,369,435
--------------------------  -----------   -----------  ----------  -----------
Waivers--

--------------------------
Waiver of investment

advisory fee                 (1,196,347)      --         (136,623)     --
--------------------------
Waiver of administrative

personnel and services fee       --           --          (51,209)     --
--------------------------  -----------   -----------  ----------  -----------
 Total waivers               (1,196,347)      --         (187,832)     --
--------------------------  -----------   -----------  ----------  -----------
   Net expenses               2,887,401     1,041,311     341,681    3,369,435
--------------------------  -----------   -----------  ----------  -----------
     Net investment income   29,303,763     6,543,440   2,624,430    1,761,228
--------------------------  -----------   -----------  ----------  -----------
REALIZED AND UNREALIZED
GAIN (LOSS) ON

INVESTMENTS:

--------------------------
Net realized gain on

investments                      --         1,552,929     113,077   12,149,054
--------------------------
Change in unrealized
appreciation
(depreciation) of

investments                      --        (1,619,125)   (386,729)     258,129
--------------------------  -----------   -----------  ----------  -----------
 Net realized and
  unrealized gain (loss)

  on investments                 --           (66,196)   (273,652)  12,407,183
--------------------------  -----------   -----------  ----------  -----------
   Change in net assets
    resulting from

    operations              $29,303,763   $ 6,477,244  $2,350,778  $14,168,411
--------------------------  -----------   -----------  ----------  -----------

(See Notes which are an integral part of the Financial Statements)

SOUTHTRUST FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                  TREASURY OBLIGATIONS                   BOND
                                    MONEY MARKET FUND                    FUND

                             --------------------------------  --------------------------
                                  YEAR ENDED APRIL 30,           YEAR ENDED APRIL 30,

                             --------------------------------  --------------------------
                                  1999             1998            1999          1998
---------------------------  ---------------  ---------------  ------------  ------------
INCREASE (DECREASE) IN NET

ASSETS:

---------------------------
OPERATIONS--

---------------------------
Net investment income        $    29,303,763  $    25,246,533  $  6,543,440  $  5,939,397
---------------------------
Net realized gain on

investments                        --               --            1,552,929     1,212,542
---------------------------
Net change in unrealized
appreciation (depreciation)

of investments                     --               --           (1,619,125)    2,922,962
---------------------------  ---------------  ---------------  ------------  ------------
 Change in net assets
  resulting from

  operations                      29,303,763       25,246,533     6,477,244    10,074,901
---------------------------  ---------------  ---------------  ------------  ------------
DISTRIBUTIONS TO

SHAREHOLDERS--

---------------------------
Distributions from net

investment income                (29,303,763)     (25,246,533)   (6,596,944)   (5,914,468)
---------------------------
Distributions from net
realized gain on investment

transactions                       --               --           (2,103,163)      --
---------------------------  ---------------  ---------------  ------------  ------------
 Change in net assets from
  distributions to

  shareholders                   (29,303,763)     (25,246,533)   (8,700,107)   (5,914,468)
---------------------------  ---------------  ---------------  ------------  ------------
SHARE TRANSACTIONS--

---------------------------
Proceeds from sale of

shares                         2,420,255,869    1,160,628,263    37,707,215    32,780,331
---------------------------
Net asset value of shares
issued to shareholders
in payment of distributions

declared                           2,316,665        1,286,356        36,387        27,482
---------------------------
Cost of shares redeemed       (2,366,757,874)  (1,054,507,906)  (20,275,478)  (13,502,506)
---------------------------  ---------------  ---------------  ------------  ------------
 Change in net assets
  resulting from share

  transactions                    55,814,660      107,406,713    17,468,124    19,305,307
---------------------------  ---------------  ---------------  ------------  ------------
   Change in net assets           55,814,660      107,406,713    15,245,261    23,465,740
---------------------------
NET ASSETS:

---------------------------
Beginning of period              631,868,782      524,462,069   114,650,313    91,184,573
---------------------------  ---------------  ---------------  ------------  ------------
End of period                $   687,683,442  $   631,868,782  $129,895,574  $114,650,313
---------------------------  ---------------  ---------------  ------------  ------------
Undistributed net
investment income included
in net assets at the end of

the period                   $        --      $        --      $     82,523  $    136,027
---------------------------  ---------------  ---------------  ------------  ------------
Net gain as computed for

federal tax purposes                  --               --      $  1,866,223        --
---------------------------  ---------------  ---------------  ------------  ------------

(See Notes which are an integral part of the Financial Statements)

SOUTHTRUST FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                      INCOME                   CORE EQUITY
                                       FUND                       FUND

                             -------------------------  --------------------------
                                    YEAR ENDED                 YEAR ENDED
                                    APRIL 30,                   APRIL 30,

                             -------------------------  --------------------------
                                 1999         1998          1999          1998
---------------------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET

ASSETS:

---------------------------
OPERATIONS--

---------------------------
Net investment income        $  2,624,430  $ 2,279,841  $  1,761,228  $  2,622,092
---------------------------
Net realized gain on

investments                       113,077      151,620    12,149,054    58,160,304
---------------------------
Net change in unrealized
appreciation (depreciation)

of investments                   (386,729)     369,670       258,129    42,808,715
---------------------------  ------------  -----------  ------------  ------------
 Change in net assets
  resulting from

  operations                    2,350,778    2,801,131    14,168,411   103,591,111
---------------------------  ------------  -----------  ------------  ------------
DISTRIBUTIONS TO

SHAREHOLDERS--

---------------------------
Distributions from net

investment income              (2,625,125)  (2,286,964)   (1,741,817)   (2,656,592)
---------------------------
Distributions from net
realized gain on investment

transactions                      --           --        (34,486,631)  (37,488,088)
---------------------------  ------------  -----------  ------------  ------------
 Change in net assets from
  distributions to

  shareholders                 (2,625,125)  (2,286,964)  (36,228,448)  (40,144,680)
---------------------------  ------------  -----------  ------------  ------------
SHARE TRANSACTIONS--

---------------------------
Proceeds from sale of

shares                         27,055,242    8,595,541    45,298,138    85,834,433
---------------------------
Net asset value of shares
issued to shareholders
in payment of distributions

declared                            1,107      --         31,652,987    35,274,684
---------------------------
Cost of shares redeemed       (14,305,452)  (7,738,354)  (79,016,339)  (44,363,740)
---------------------------  ------------  -----------  ------------  ------------
 Change in net assets
  resulting from share

  transactions                 12,750,897      857,187    (2,065,214)   76,745,377
---------------------------  ------------  -----------  ------------  ------------
   Change in net assets        12,476,550    1,371,354   (24,125,251)  140,191,808
---------------------------
NET ASSETS:

---------------------------
Beginning of period            39,968,956   38,597,602   412,856,534   272,664,726
---------------------------  ------------  -----------  ------------  ------------
End of period                $ 52,445,506  $39,968,956  $388,731,283  $412,856,534
---------------------------  ------------  -----------  ------------  ------------
Undistributed net
investment income included
in net assets at the end of

the period                   $     36,265  $    36,960  $     76,905  $     57,494
---------------------------  ------------  -----------  ------------  ------------
Net gain as computed for

federal tax purposes              --           --       $ 12,144,199       --
---------------------------  ------------  -----------  ------------  ------------

(See Notes which are an integral part of the Financial Statements)

                      [This Page Intentionally Left Blank]

SOUTHTRUST FUNDS
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                               NET
                                            REALIZED

                                               AND                              DISTRIBUTIONS

                      NET ASSET            UNREALIZED             DISTRIBUTIONS   FROM NET
                       VALUE,      NET     GAIN (LOSS) TOTAL FROM   FROM NET      REALIZED

                      BEGINNING INVESTMENT     ON      INVESTMENT  INVESTMENT      GAIN ON        TOTAL

YEAR ENDED APRIL 30,  OF PERIOD   INCOME   INVESTMENTS OPERATIONS    INCOME      INVESTMENTS  DISTRIBUTIONS

--------------------  --------- ---------- ----------- ---------- ------------- ------------- -------------
TREASURY OBLIGATIONS
MONEY MARKET FUND

1995                   $ 1.00      0.05        --         0.05        (0.05)         --           (0.05)
1996                   $ 1.00      0.05        --         0.05        (0.05)         --           (0.05)
1997                   $ 1.00      0.05        --         0.05        (0.05)         --           (0.05)
1998                   $ 1.00      0.05        --         0.05        (0.05)         --           (0.05)
1999                   $ 1.00      0.05        --         0.05        (0.05)         --           (0.05)
BOND FUND

1995                   $10.04      0.61       (0.09)      0.52        (0.61)         --           (0.61)
1996                   $ 9.95      0.59        0.03       0.62        (0.56)         --           (0.56)
1997                   $10.01      0.61       (0.03)      0.58        (0.64)         --           (0.64)
1998                   $ 9.95      0.60        0.45       1.05        (0.60)         --           (0.60)
1999                   $10.40      0.55        0.02       0.57        (0.56)        (0.18)        (0.74)
INCOME FUND

1996(c)                $10.00      0.16       (0.25)     (0.09)       (0.14)         --           (0.14)
1997                   $ 9.77      0.56       (0.09)      0.47        (0.56)         --           (0.56)
1998                   $ 9.68      0.58        0.13       0.71        (0.58)         --           (0.58)
1999                   $ 9.81      0.57       (0.03)      0.54        (0.57)         --           (0.57)
CORE EQUITY FUND

1995                   $10.08      0.20        1.43       1.63        (0.20)         --           (0.20)
1996                   $11.51      0.23        3.33       3.56        (0.23)        (0.44)        (0.67)
1997                   $14.40      0.20        2.59       2.79        (0.21)        (1.17)        (1.38)
1998                   $15.81      0.15        5.26       5.41        (0.15)        (2.02)        (2.17)
1999                   $19.05      0.08        0.43       0.51        (0.08)        (1.58)        (1.66)

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

(c) Reflects operations for the period from January 10, 1996 (date of initial public investment) to April 30, 1996.

(d) Computed on an annualized basis.

(See Notes which are an integral part of the Financial Statements)


                                  RATIOS TO AVERAGE NET ASSETS

                     --------------------------------------------------------
NET ASSET                                                           NET        NET ASSETS,
 VALUE,                              NET                        INVESTMENT       END OF     PORTFOLIO
 END OF      TOTAL                INVESTMENT     EXPENSES         INCOME         PERIOD     TURNOVER
 PERIOD    RETURN(A) EXPENSES(B)  INCOME(B)   (AFTER WAIVERS) (AFTER WAIVERS) (000 OMITTED)   RATE

---------  --------- -----------  ----------  --------------- --------------- ------------- ---------
 $ 1.00       4.62%     0.73%        4.26%         0.43%           4.56%        $314,200       --
 $ 1.00       5.26%     0.70%        4.89%         0.48%           5.11%        $445,729       --
 $ 1.00       4.88%     0.71%        4.58%         0.51%           4.78%        $524,462       --
 $ 1.00       5.14%     0.67%        4.84%         0.48%           5.03%        $631,869       --
 $ 1.00       4.77%     0.64%        4.46%         0.45%           4.65%        $687,683       --
 $ 9.95       5.41%     1.03%        6.01%         0.75%           6.29%        $ 76,409        48%
 $10.01       6.78%     0.95%        6.20%         0.87%           6.28%        $ 83,257        28%
 $ 9.95       5.98%     0.91%        6.13%         0.86%           6.18%        $ 91,185        63%
 $10.40      10.80%     0.85%        5.87%         0.84%           5.88%        $114,650       107%
 $10.24       5.54%     0.84%        5.26%         0.84%           5.26%        $129,897       119%
 $ 9.77      (0.93%)    0.90%(d)     5.25%(d)      0.85%(d)        5.30%(d)     $ 78,147        61%
 $ 9.68       4.90%     1.24%        5.27%         0.92%           5.59%        $ 38,598       112%
 $ 9.81       7.46%     1.19%        5.42%         0.75%           5.86%        $ 39,969       112%
 $ 9.78       5.58%     1.16%        5.35%         0.75%           5.76%        $ 52,446        48%
 $11.51      16.36%     1.13%        1.56%         0.74%           1.95%        $138,281        57%
 $14.40      31.51%     0.98%        1.64%         0.87%           1.75%        $204,421        39%
 $15.81      19.99%     0.97%        1.30%         0.94%           1.33%        $272,665        27%
 $19.05      36.39%     0.94%        0.77%         0.94%           0.77%        $412,857        75%
 $17.90       5.17%     0.91%        0.48%         0.91%           0.48%        $388,731        45%

SOUTHTRUST FUNDS

COMBINED NOTES TO FINANCIAL STATEMENTS

APRIL 30, 1999

-------------------------------------------------------------------------------

(1) ORGANIZATION

SouthTrust Funds (the "Company"), (formerly, SouthTrust Vulcan Funds) is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company consists of four diversified portfolios (individually referred to as the "Fund," or collectively as the "Funds") which are presented herein:


          PORTFOLIO NAME                    INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------

  Treasury Obligations

  Money Market Fund To provide as high a level of current interest ("Treasury
  Obligations") income as is consistent with maintaining liquidity and stability of principal.

--------------------------------------------------------------------------------
  Bond                      Fund ("Bond") To provide a level of total return
                            consistent with a portfolio of high-quality debt
                            securities.

--------------------------------------------------------------------------------
  Income Fund ("Income")    To provide current income.

--------------------------------------------------------------------------------
  Core Equity Fund ("Core To provide long-term capital appreciation, Equity")
  with income a secondary consideration.


The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Company in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS--U.S. government securities are generally valued at the mean between the over-the-counter bid and asked prices as furnished by an independent pricing service. Listed corporate bonds, (other fixed income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. For Treasury Obligations, the use of the amortized cost method to value its portfolio securities is in accordance with rule 2a-7 under the Act. For the other Funds within the Company, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

  REPURCHASE AGREEMENTS--It is the policy of the Company to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Company to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Company will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Company's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Company could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

  Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for short-term capital gains. The following reclassifications have been made to the financial statements.


                              INCREASE (DECREASE)

   --------------------------------------------------------------------------
                                     ACCUMULATED NET    UNDISTRIBUTED NET

   FUND NAME         PAID-IN CAPITAL  REALIZED GAIN  INVESTMENT INCOME (LOSS)

   ----------------  --------------- --------------- ------------------------
   Bond Fund             $(6,895)        $6,758               $ 137
   ----------------
   Core Equity Fund           (1)           398                (397)
   ----------------

  Net investment income, net realized gains/losses and net assets were not affected by this reclassification.

  FEDERAL TAXES--It is the Company's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  At April 30, 1999, the Company, for federal tax purposes, had capital loss carryforwards, as noted below, which will reduce the Company's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Company of any liability for federal tax.

  Pursuant to the Code, such capital loss carryforward will expire as follows:


                 EXPIRATION YEAR
                ------------------ TOTAL TAX LOSS

   FUND            2005     2006    CARRYFORWARD
   -----------  ---------- ------- --------------
   Income Fund  $1,448,015 $73,422   $1,521,437

   -----------

  Net realized capital losses on Bond Fund of $332,346 attributable to security transactions incurred after October 31, 1998, are treated as arising on the first day of the Funds' next taxable year (May 1, 1999).

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Company may engage in when-issued or delayed delivery transactions. The Company records when- issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  SECURITIES LENDING--Under guidelines adopted by the Board of Trustees, each Fund may lend portfolio securities to brokers/dealers and other financial organizations in order to generate additional income. Loans of portfolio securities by a Fund will be collateralized by cash, letters of credit or U.S. government securities which are maintained at 100% of the current market value of the loaned securities.

  Loans will be made to firms deemed by the Company's adviser to be of good financial standing and will not be made unless, in the judgment of the Company's adviser, the consideration to be earned from such loans would justify the risk. The risks associated with lending portfolio securities consist of possible decline in value of collateral, possible delays receiving additional collateral or in the recovery of the loaned securities or expenses from enforcing the Funds' rights should the borrower of the securities fail financially. At April 30, 1999 there were no outstanding security lending transactions.

  OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Master Trust Agreement permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value of $0.001).

Transactions in shares were as follows:


                                      YEAR ENDED APRIL 30,

                       ------------------------------------------------------
                           TREASURY OBLIGATIONS                BOND

                       ------------------------------  ----------------------
                            1999            1998          1999        1998
---------------------- --------------  --------------  ----------  ----------
Shares sold             2,420,255,869   1,160,628,263   3,571,054   3,180,087

----------------------
Shares issued to

shareholders in

payment
of distributions

declared                    2,316,665       1,286,356       3,452       2,667
----------------------
Shares redeemed        (2,366,757,874) (1,054,507,906) (1,913,583) (1,320,806)
---------------------- --------------  --------------  ----------  ----------
  Net change resulting
  from share

  transactions             55,814,660     107,406,713   1,660,923   1,861,948
---------------------- --------------  --------------  ----------  ----------


                                             YEAR ENDED APRIL 30,

                                   --------------------------------------------
                                         INCOME               CORE EQUITY

                                   --------------------  ----------------------
                                      1999       1998       1999        1998
---------------------------------  ----------  --------  ----------  ----------
Shares sold                         2,733,455   876,213   2,677,341   4,743,525

---------------------------------
Shares issued to shareholders in

payment of distributions declared         112     --      2,265,450   2,137,883
---------------------------------
Shares redeemed                    (1,445,930) (789,401) (4,895,145) (2,451,001)
---------------------------------  ----------  --------  ----------  ----------
  Net change resulting from share

  transactions                      1,287,637    86,812      47,646   4,430,407
---------------------------------  ----------  --------  ----------  ----------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--SouthTrust Bank, N.A., the Company's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets as shown below. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.


                      ANNUAL

FUND                   RATE

--------------------  ------
TREASURY OBLIGATIONS   0.50%

--------------------
BOND                   0.60%

--------------------
INCOME                 0.60%

--------------------
CORE EQUITY            0.75%

--------------------

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Company with certain administrative personnel and services. The fee is based on the level of average aggregate net assets of the Company for the period. FAS may voluntarily choose to waive a portion of its fee.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Company. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Company's accounting records for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers of the Company are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended April 30, 1999, were as follows:


FUND          PURCHASES      SALES

-----------  ------------ ------------

BOND         $157,251,065 $142,476,820

-----------  ------------ ------------
INCOME         31,258,619   21,237,230

-----------  ------------ ------------
CORE EQUITY   163,427,766  212,323,871

-----------  ------------ ------------

(6) YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Funds could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Funds.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

-------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of

SOUTHTRUST FUNDS

We have audited the accompanying statements of assets and liabilities of SouthTrust Treasury Obligations Money Market Fund, SouthTrust Bond Fund, SouthTrust Income Fund and SouthTrust Core Equity Fund (investment portfolios of SouthTrust Funds, a Massachusetts business trust), including the schedules of portfolios investments, as of April 30, 1999, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SouthTrust Treasury Obligations Money Market Fund, SouthTrust Bond Fund, SouthTrust Income Fund and SouthTrust Core Equity Fund (investment portfolios of SouthTrust Funds) as of April 30, 1999, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                          ARTHUR ANDERSEN LLP

Boston, Massachusetts
June 15, 1999

TRUSTEES                             OFFICERS

--------------------------------------------------------------------------------

Charles G. Brown, III                William O. Vann
Russell W. Chambliss                   Chairman
Thomas M. Grady                      Edward C. Gonzales
Billy L. Harbert, Jr.                  President and Treasurer
William O. Vann                      Beth S. Broderick

                                       Vice President and Assistant Treasurer
                                     C. Christine Thomson

                                       Vice President and Assistant Treasurer
                                     Peter J. Germain

                                       Secretary
                                     C. Todd Gibson

                                       Assistant Secretary

MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Company's prospectus, which contains facts concerning the Funds' objectives and policies, management fees, expenses and other information.

Federated Securities Corp., Distributor

                           Investment Adviser:

                            [LOGO SouthTrust                Cusip 844734202
                                  Bank                      Cusip 844734301
                                  N.A.]                     Cusip 844734103
                                                            Cusip 844734400
                                                            G00859-01 (6/99)

                                SOUTHTRUST FUNDS

                                    APPENDIX

SOUTHTRUST BOND FUND

A1. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The SouthTrust Bond Fund (the "Fund") is represented by a solid line. The Lehman Brothers Intermediate Government/Corporate Index (LBIG/C) is represented by a dotted line, and the Lehman Brothers Government/Corporate Index (LBG/C) is represented by a dashed line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund, the LBIG/C, and the LBG/C. The "x" axis reflects computation periods from 5/8/92 to 4/30/99. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the LBIG/C, and the LBG/C. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the LBIG/C and the LBG/C. The ending values were $15,242, $16,074, and $16,989, respectively. The legend in the top quadrant of the graphic presentation indicates the Fund's Average Annual Total Returns for the one-year, five-year, and start of performance (5/8/92) to 4/30/99. The total returns were 1.82%, 6.13%, and 6.31%, respectively.

SOUTHTRUST INCOME FUND

A2. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The SouthTrust Income Fund (the "Fund") is represented by a solid line. The Merrill Lynch Corporate/Government Index (MLC/G 1-5) is represented by a dashed line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund, and the MLC/G 1-5. The "x" axis reflects computation periods from 1/19/96 to 4/30/99. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the MLC/G 1-5. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the MLC/G 1-5. The ending values were $11,378, and $12,140, respectively. The legend in the top quadrant of the graphic presentation indicates the Fund's Average Annual Total Returns for the one-year, and start of performance (1/10/96) to 4/30/99. The total returns were 1.85%, and 3.99%, respectively.

SOUTHTRUST CORE EQUITY FUND

A3. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The SouthTrust Core Equity Fund (the "Fund") is represented by a solid line. The Standard & Poor's 500 Index (S&P 500) is represented by a dashed line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund, and the S&P 500. The "x" axis reflects computation periods from 5/8/92 to 4/30/99. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the S&P 500. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the S&P
500. The ending values were $26,308, and $37,957, respectively. The legend in the top quadrant of the graphic presentation indicates the Fund's Average Annual Total Returns for the one-year, five year, and start of performance (5/8/92) to 4/30/99. The total returns were 0.43%, 20.27% and 14.86%, respectively.